Intangible Assets And Goodwill	12 Months Ended
Oct. 31, 2022
Intangible Assets And Goodwill
Intangible Assets And Goodwill

13.	Intangible Assets And Goodwill

Indefinite lived intangible assets and goodwill	October 31, 2022	October 31, 2021
	$	$
Balance – beginning	399,338	-
Additions – grower licenses	326,330	154,000
Additions – goodwill	-	245,338
Balance – ending	725,668	399,338

Additions during the year ended October 31, 2022, resulted from the HSCP Transaction (Note 9). Additions during the year ended October 31, 2021, resulted from the acquisition of Golden Harvests (Note 8).